                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
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                          MFS MULTIMARKET INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                     Date of reporting period: July 31, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) MULTIMARKET
INCOME TRUST

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004        MFS(R) MULTIMARKET INCOME TRUST
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
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ISSUER                                                                                              PAR AMOUNT
                                                                                                 (000 OMITTED)              $ VALUE
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
BONDS - 95.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 61.0%
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Advertising & Broadcasting - 2.2%
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Allbritton Communications Co., 7.75%, 2012                                                              $1,000             $987,500
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Clear Channel Communications, Inc., 6.5%, 2005                                                         EUR 275              341,631
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DIRECTV Holdings LLC, 8.375%, 2013                                                                         600              672,000
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Lamar Media Corp., 7.25%, 2013                                                                          $1,370            1,414,525
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Muzak LLC, 10%, 2009                                                                                       435              382,800
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                                  2,275            1,984,938
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Radio One, Inc., 8.875%, 2011                                                                            1,425            1,574,625
-----------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                          1,400            1,473,500
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XM Satellite Radio Holdings, Inc., 0% to 2005, 14% to 2009                                                 358              341,018
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                                        901            1,031,645
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Young Broadcasting, Inc., 8.5%, 2008                                                                     2,750            2,880,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,084,807
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Aerospace - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                                $1,922           $2,066,896
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                               1,215            1,351,688
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                                  800              840,000
-----------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                                                          157              160,925
-----------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                                       1,500            1,638,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,058,259
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                                  $580             $441,210
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                                 2,322            2,186,240
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                                 1,077              847,515
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,474,965
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Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008                                                            $3,375              $21,094
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                                              $247               $1,235
-----------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                          3,570            3,801,353
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.0041%, 2026                                                                1,878            1,883,903
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                                  910              905,290
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                      3,500            3,251,082
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                                         2,385            2,589,734
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                               2,000            1,973,313
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                    1,847            1,450,296
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2023^^                                                              9,214            1,680,647
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9739%, 2043##^^                                  31,168            1,573,577
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.549%, 2028^^                                             79,276            1,825,967
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                        1,847            1,998,212
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                        1,847            1,888,241
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GE Capital Commercial Mortgage Corp., 6.496%, 2033                                                       2,385            2,598,903
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                   2,542            2,348,130
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GMAC Commercial Mortgage Securities, Inc., 7.644%, 2034##                                                1,853            1,943,597
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Lehman Brothers Commercial Conduit Mortgage Trust, 0.9668%, 2028^^                                      22,578              845,364
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Morgan Stanley Capital I, Inc., 6.86%, 2010                                                              2,215            2,335,565
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Morgan Stanley Capital I, Inc., 1.5921%, 2014^^##                                                       14,915            1,148,342
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                             2,250            2,254,358
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8984%, 2031^^                                                         23,437              627,796
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Mortgage Capital Funding, Inc., 6.337%, 2031                                                             2,385            2,561,126
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                                         151              165,808
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Nationslink Funding Corp., 5%, 2009                                                                      4,560            4,137,724
-----------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                                                            1,337            1,335,248
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TIAA Retail Estate CDO, Ltd., 7.17%, 2032##                                                              4,142            4,409,616
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                                                                                                                        $51,534,427
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Automotive - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 8.5%, 2031                                                          $1,251           $1,468,767
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Dana Corp., 9%, 2011                                                                                     1,210            1,427,800
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Ford Motor Credit Co., 7.875%, 2010                                                                      2,058            2,246,805
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Ford Motor Credit Co., 7%, 2013                                                                          1,000            1,017,856
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General Motors Acceptance Corp., 6%, 2006                                                              EUR 375              472,474
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General Motors Acceptance Corp., 8%, 2031                                                               $1,367            1,388,104
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Lear Corp., 8.11%, 2009                                                                                  4,725            5,409,355
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Metaldyne Corp., 11%, 2012                                                                                 600              534,000
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TRW Automotive, Inc., 9.375%, 2013                                                                         567              646,380
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TRW Automotive, Inc., 11%, 2013                                                                            130              156,000
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Tenneco Automotive, Inc., 10.25%, 2013                                                                   1,705            1,943,700
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                                                                                                                        $16,711,241
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Banks & Credit Companies - 2.2%
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Abbey National Capital Trust I, 8.963%, 2049                                                            $2,109           $2,696,595
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Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                                       3,033            3,291,469
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Popular North America, Inc., 4.25%, 2008                                                                 1,525            1,534,583
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RBS Capital Trust II, 6.425%, 2049                                                                         833              804,285
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Wachovia Corp., 4.875%, 2014                                                                             3,796            3,662,662
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                                                                                                                        $11,989,594
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Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                              $1,085           $1,133,825
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Broadcast & Cable TV - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                        $3,469           $3,607,760
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                               3,300            2,491,500
-----------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                                7,341            8,121,943
-----------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                                                                  500              561,304
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Mediacom Broadband LLC, 11%, 2013                                                                        2,600            2,665,000
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TCI Communications Financing III, 9.65%, 2027                                                            5,000            5,866,210
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TCI Communications, Inc., 9.8%, 2012                                                                     1,135            1,435,903
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $24,749,620
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
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Goldman Sachs Group, Inc., 5.7%, 2012                                                                   $2,665           $2,731,457
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                             2,538            2,756,430
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                                                                                                                         $5,487,887
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Building - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                              $1,015           $1,106,350
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                                          800              792,000
-----------------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                               1,565            1,744,975
-----------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                         500              540,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                                    1,455            1,440,450
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                         205              222,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,846,200
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                                         $985           $1,057,644
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                         1,630            1,666,675
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Lucent Technologies, Inc., 5.5%, 2008                                                                    2,050            1,937,250
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Unisys Corp., 7.875%, 2008                                                                               2,655            2,708,100
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                                1,415            1,450,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,820,044
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                    $1,225           $1,359,750
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Huntsman International LLC, 10.125%, 2009                                                                1,900            1,933,250
-----------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                                1,465            1,135,375
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                     1,500            1,674,375
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Nalco Co., 7.75%, 2011##                                                                                   695              722,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,825,550
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Consumer Goods & Services - 0.3%
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KinderCare Learning Centers, Inc., 9.5%, 2009                                                           $1,113           $1,132,478
-----------------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                                      500              490,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,622,478
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Containers - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                        $515             $560,063
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                        2,090            2,189,275
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Pliant Corp., 13%, 2010                                                                                  1,190            1,088,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,837,713
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Defense Electronics - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                                         $1,455           $1,553,213
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014##                                                                   $2,195           $2,304,750
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                           908              920,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,225,550
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                     $1,224           $1,248,480
-----------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014                                                               205              205,000
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                                          517              591,733
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                                            529              540,710
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Six Flags, Inc., 9.75%, 2013                                                                             1,500            1,387,500
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                             419              494,613
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                             2,140            2,265,040
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                                                                                                                         $6,733,076
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                           $1,296           $1,283,941
-----------------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                                     260              260,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 1.88%, 2007                                                                                   4,120            4,126,555
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,670,496
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                               $360             $394,200
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 9.25%, 2008                                                                 $2,150           $2,144,625
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                                   1,675            1,721,063
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                                      1,220            1,415,200
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co., 5.375%, 2006                                                                  EUR 140              175,205
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                          $1,345            1,342,637
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                                                                                                                         $6,798,730
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Gaming & Lodging - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                            $1,110           $1,126,650
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                                        1,100            1,214,125
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                           1,550            1,658,500
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                                  650              646,750
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                                   1,210            1,312,850
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                                  2,600            2,801,500
-----------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                                                    1,525            1,738,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,498,875
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                                   $1,045           $1,065,900
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                                   500              495,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,560,900
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                                             $2,140           $2,162,250
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                                   1,230            1,350,833
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,513,083
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                              $1,668           $1,914,168
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                                   1,364            1,358,626
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,272,794
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                                  $2,000           $2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                                  1,845            1,992,600
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                         1,180            1,348,150
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Terex Corp., 10.375%, 2011                                                                               1,140            1,273,950
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                                 1,380            1,535,250
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United Rentals, Inc., 6.5%, 2012                                                                         2,450            2,364,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,684,200
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
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Alliance Imaging, Inc., 10.375%, 2011                                                                   $1,600           $1,660,000
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                                      1,133            1,239,219
-----------------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                                   255              270,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,169,519
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Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                                     $250             $251,875
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                                         340              350,200
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                       1,000              922,500
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Phelps Dodge Corp., 8.75%, 2011                                                                            501              599,253
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U.S. Steel Corp., 9.75%, 2010                                                                              850              945,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,069,453
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Mortgage Backed - 1.1%
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Fannie Mae, 6%, 2016 - 2017                                                                             $2,024           $2,114,448
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                            3,720            3,886,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,001,309
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Natural Gas - Distribution - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                      $1,635           $1,778,063
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                         2,433            2,810,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,589,003
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Natural Gas - Pipeline - 1.3%
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ANR Pipeline Co., 8.875%, 2010                                                                            $440             $485,100
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.3%, 2033                                                             2,578            2,753,951
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Southern Natural Gas Co., Inc., 8.875%, 2010                                                             1,540            1,697,850
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Williams Cos., Inc., 7.125%, 2011                                                                        2,100            2,184,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,120,901
-----------------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                                       $1,331           $1,462,406
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5%, 2033                                                                       $1,002           $1,026,050
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                          $2,375           $2,484,844
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                        $1,500           $1,695,000
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                         1,490            1,679,975
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                                                    800              928,000
-----------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                            1,050            1,128,750
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                      1,710            1,658,700
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                                               EUR 125              161,681
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,252,106
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                            $1,399           $1,468,557
-----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                                  $1,080           $1,312,200
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                                   1,100            1,122,000
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                             2,325            2,255,250
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                               1,760            1,931,600
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                                815              853,713
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,474,763
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                            $1,650           $1,728,375
-----------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 5.375%, 2012                                                                 EUR 750             $980,763
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                                       $1,251           $1,372,973
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                           2,220            2,286,600
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                             1,755            1,750,613
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                                1,695            1,279,725
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                           79               72,680
-----------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25%, 2013                                                                      1,715            1,753,588
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,516,179
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                     $851             $834,491
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                        1,600            1,874,000
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                       1,501            1,493,768
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                     2,566            2,784,521
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,986,780
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                          $828             $803,160
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                              $1,683           $1,726,267
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007 ###                                                                  $22,003          $23,584,627
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                                        6,300            6,895,356
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $30,479,983
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                                                                        $846             $956,496
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                                    4,562            5,215,009
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                             1,300            1,365,000
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                                  750              468,750
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                             1,255            1,004,000
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                                  1,692            1,721,610
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                                    1,600            1,748,000
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                              2,437            2,354,586
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                                                 400              424,500
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                                    2,350            2,479,250
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                       490              521,850
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                        575              618,125
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                            2,898            2,850,560
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                                  3,943            4,154,972
-----------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                           1,945            2,159,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $28,042,658
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                        $339,485,897
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 34.3%
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018 (Emerging Market Sovereign)                                        ARS 274              $53,100
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 1.234%, 2012 (Emerging Market Sovereign)                                           $179              121,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $174,569
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                                    $3,480           $3,627,900
-----------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International Market Sovereign)                                AUD 1,353              972,717
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,600,617
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market Sovereign)                                     EUR 2,904           $3,742,698
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                             953            1,216,465
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market Sovereign)                                          218              266,128
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,225,291
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                                     EUR 1,209           $1,469,166
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                            1,078            1,375,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,845,104
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market Sovereign)                                    $1,402           $1,202,522
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                         6,478            6,122,071
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market Sovereign)                                      314              254,340
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                                        1,345            1,318,100
-----------------------------------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009 (Special Products & Services)##                             28               26,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,923,353
-----------------------------------------------------------------------------------------------------------------------------------
Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)##                                           $898           $1,066,375
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005 (Forest & Paper Products)                                        $2,608           $2,712,320
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2006 (Forest & Paper Products)                                        2,500            2,584,375
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                         1,362            1,404,985
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market Sovereign)                                    CAD 2,649            2,103,203
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market Sovereign)                                         585              455,872
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market Sovereign)                                            136              136,095
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.4%, 2009 (Chemicals)                                                            $1,358            1,429,295
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                                                             1,350            1,343,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,169,395
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014 (Banks & Credit Companies)##                                 EUR 127             $154,335
-----------------------------------------------------------------------------------------------------------------------------------
Triton Energy Ltd., 9.25%, 2005 (Energy - Integrated)                                                   $3,500            3,630,641
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,784,976
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                         $1,915           $2,088,556
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)                                                     15               15,099
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                                1,257            1,265,321
-----------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011 (Utilities - Electric Power)                                        700              797,214
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,166,190
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market Sovereign)                                            $513             $573,278
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020 (Emerging Market Sovereign)                                             593              681,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,255,228
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049 (Insurance - Property & Casualty)                                               EUR 140             $172,095
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                                        DKK 6,600            1,190,274
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                            8,242            1,474,193
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                            3,993              676,018
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,512,580
-----------------------------------------------------------------------------------------------------------------------------------
El Salvador - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032 (Emerging Market Sovereign)                                           $41              $38,745
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market Sovereign)                                    EUR 2,492           $3,003,014
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                                           2,718            3,233,381
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,236,395
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                                   $1,580           $1,730,100
-----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.2%, 2006 (Telecommunications - Wireline)                                            105              112,321
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 (International Market Sovereign)                                     EUR 2,640            3,330,211
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market Sovereign)                                            1,715            2,101,242
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2012 - 2016 (International Market Sovereign)                                       607              775,167
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                                                 $2,090            1,797,400
-----------------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875%, 2049 (Banks & Credit Companies)                                            EUR 300              423,486
-----------------------------------------------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008 (Railroad & Shipping)                            750            1,027,988
-----------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008 (Pollution Control)                                                     250              323,983
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,621,898
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                                    $1,750           $1,850,625
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Erfrischungsgetranke, 5.875%, 2005 (Food & Non-Alcoholic Beverages)                          EUR 600              738,187
-----------------------------------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008 (Automotive)                                                                  100              133,644
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010 (Asset Backed & Securitized)                                                        960            1,253,655
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125%, 2012 (Telecommunications - Wireline)                  130              191,010
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications - Wireline)                $3,313            4,115,462
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 - 2009 (International Market Sovereign)                        EUR 2,312            2,850,781
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                                 4,786            5,789,900
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5%, 2009 (International Market Sovereign)                                15,660           19,659,920
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                                1,976            2,564,509
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75%, 2006 (International Market Agencies)                                750              937,193
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                              1,705            2,050,551
-----------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                                                        95              121,352
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $42,256,789
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 2.32%, 2013 (Asset Backed & Securitized)                                         EUR 300             $360,730
-----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper Products)                                              $940            1,052,800
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                                    EUR 5,031            6,260,196
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,673,726
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.5%, 2005 (International Market Sovereign)                                       EUR 4,745           $5,804,113
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007 (Telecommunications - Wireline)                                         300              380,028
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,184,141
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                                  $1,633           $1,629,136
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                            2,817            3,026,035
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,655,171
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010 (Oils)                                                                $46              $48,875
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                                 122              134,810
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                                  128              141,440
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)                                      200              200,265
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)##                                  1,171            1,172,553
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010 (Banks & Credit Companies)                                             10                9,853
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010 (Banks & Credit Companies)##                                           39               38,428
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                            2,031            1,892,362
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,638,586
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                    $1,425           $1,399,656
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                                       $2,433           $2,779,435
-----------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022 (Emerging Market Agencies)##                                           987            1,112,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,891,860
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Axtel S.A.de C.V., 11%, 2013 (Telecommunications - Wireline)##                                             $45              $43,875
-----------------------------------------------------------------------------------------------------------------------------------
Azteca Holdings S.A.de C.V., 12.25%, 2008 (Broadcast & Cable TV)                                             5               15,338
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                                  1,240            1,354,700
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                                2,837            2,787,353
-----------------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013 (Telecommunications - Wireless)                                             484              510,620
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                                 905            1,029,438
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                              2,578            2,784,240
-----------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                                 147              169,785
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 10.25%, 2007 (Transportation - Services)                                                   15               15,075
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 11.75%, 2009 (Transportation - Services)                                                   16               15,920
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012 (Transportation - Services)                                                   344              368,940
-----------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V., 10.5%, 2007 (Broadcast & Cable TV)                                                   17               17,510
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                                810              866,700
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                            2,015            2,011,978
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,991,472
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                                 EUR 3,079           $3,957,683
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                                     2,965            3,601,180
-----------------------------------------------------------------------------------------------------------------------------------
RWE Finance B.V., 5.375%, 2008 (Utilities - Electric Power)                                                  6                7,672
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,566,535
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                                 NZD 1,341             $879,624
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)                                   5,266            3,381,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,261,074
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014 (Gaming & Lodging)##                                                           $1,000           $1,016,250
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 2.75%, 2016 (Emerging Market Sovereign)                                                $52              $44,844
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                                      1,942            2,079,415
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,124,259
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.375%, 2016 (Emerging Market Sovereign)                                                 $36              $34,200
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017 (Emerging Market Sovereign)                                                    34               27,965
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017 (Emerging Market Sovereign)                                                     116              100,257
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033 (Emerging Market Sovereign)                                                   17               15,364
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $177,786
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017 (Emerging Market Sovereign)                                          $64              $66,560
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025 (Emerging Market Sovereign)                                          63               68,513
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $135,073
-----------------------------------------------------------------------------------------------------------------------------------
Poland - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Telecommunications - Wireless)                         $1,326           $1,405,560
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                                   EUR 1,067           $1,400,434
-----------------------------------------------------------------------------------------------------------------------------------
Qatar - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                                   $700             $971,250
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                                                 $1,425           $1,403,625
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)                                                                            40               41,825
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                                                         100              104,563
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications - Wireless)##                                      19               19,760
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications - Wireless)##                                  1,344            1,276,800
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market Sovereign)                                            754              587,423
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                                                1,302            1,642,473
-----------------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging Market Sovereign)                                       32               46,582
-----------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                                                       632              644,640
-----------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                                                          1,560            1,708,200
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005 (Telecommunications - Wireless)##                                    1,551            1,613,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,088,931
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                                                $1,130           $1,110,225
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market Sovereign)                                           $66              $76,395
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009 (Machinery & Tools)##                                                          $100              $98,000
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                                     1,677            1,670,711
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,768,711
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                                            EUR 522             $686,876
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                                           2,425            3,163,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,850,655
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0%
-----------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006 (Consumer Goods & Services)                                                EUR 130             $162,939
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010 (Banks & Credit Companies)                                           EUR 265             $374,701
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9%, 2011 (Emerging Market Sovereign)                                                   $20              $20,950
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013 (Emerging Market Sovereign)                                                   94              108,335
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030 (Emerging Market Sovereign)                                               88              112,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $241,485
-----------------------------------------------------------------------------------------------------------------------------------
Ukraine - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013 (Emerging Market Sovereign)                                              $100              $96,000
-----------------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 6.875%, 2011 (Emerging Market Sovereign)##                                   998              948,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,044,100
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049 (Banks & Credit Companies)                                                 EUR 500             $698,687
-----------------------------------------------------------------------------------------------------------------------------------
Europa Ltd., 2.432%, 2027 (Asset Backed & Securitized)                                                     254              305,017
-----------------------------------------------------------------------------------------------------------------------------------
Granites Mortgages PLC, 5.15%, 2042 (Asset Backed & Securitized)                                           350              441,248
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049 (Banks & Credit Companies)##                                      $1,543            1,574,537
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Europe Funding PLC, 6.5%, 2007 (Financial Institutions)                                           EUR 150              194,151
-----------------------------------------------------------------------------------------------------------------------------------
National Grid Group Finance PLC, 5.25%, 2006 (Utilities - Electric Power)                                  200              250,601
-----------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625%, 2049 (Banks & Credit Companies)                                     330              440,296
-----------------------------------------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007 (Telecommunications - Wireline)                                   195              249,472
-----------------------------------------------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007 (Printing & Publishing)                                                          135              173,096
-----------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 1.6688%, 2036 (Asset Backed & Securitized)##                                                     230              276,517
-----------------------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007 (Aerospace)                                                                  300              389,954
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                                  GBP 499              967,384
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market Sovereign)                                         359              648,361
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.75%, 2006 (Telecommunications - Wireless)                                        EUR 140              177,854
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,787,175
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006 (Emerging Market Sovereign)                  UYU 3,112             $107,794
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 2.75%, 2007 (Emerging Market Sovereign)                                            $167             $160,827
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027 (Emerging Market Sovereign)                                              86               76,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $237,109
-----------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028 (Emerging Market Sovereign)                                               $59              $39,530
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $191,260,088
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $511,202,832)                                                                            $530,745,985
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                  SHARES              $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                     5,720             $446,160
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                                 121               $1,815
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0%
-----------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc.*                                                                     2,302             $165,629
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                           $613,604
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.(Broadcast & Cable TV)*                                                            14,507             $163,929
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                       $163,929
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,526,949)                                                                                 $777,533
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II                                                                          15,656             $836,813
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $836,884)                                                             $836,813
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN WARRANTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0%
-----------------------------------------------------------------------------------------------------------------------------------
DWC Construction Co., Inc.(Utilities - Other)*                                                         112,911                   $0
-----------------------------------------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                                                                        44,711                4,287
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $4,287
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*                                               1,250,000                   $0
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Warrants                                                                                                       $4,287
-----------------------------------------------------------------------------------------------------------------------------------
U.S. WARRANTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                                 777                 $389
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.*                                                                       1,625                   $0
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.*                                                                         700                    0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 $0
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Warrants                                                                                                             $389
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,522)                                                                                    $4,676
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              PAR AMOUNT
                                                                                                 (000 OMITTED)              $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010                                                                $1,300           $1,293,500
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                          $1,293,500
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25%, 2049 (Banks & Credit Companies)                                             EUR 155             $201,257
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                        $201,257
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $1,374,447)                                                                    $1,494,757
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 7/30/04, due 8/2/04, total to be received $16,456,865
(secured by various U.S.Treasury and Federal Agency obligations in a jointly traded account),
at Cost                                                                                                $16,455          $16,455,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $532,434,634)                                                                    $550,314,764
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.2%                                                                                    6,749,768
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $557,064,532
-----------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
 ** Non-income producing security -- in default.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security.
  + Restricted security.
  ~ As of July 31, 2004, one security representing $446, 160 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies A list of abbreviations is other than the U.S.dollar. shown below

ARS = Argentine Peso
AUD = Australian Dollar
BRL = Brazilian Real
CAD = Canadian Dollar
CLP = Chilean Peso
CNY = Chinese Yuan Renminbi
COP = Colombian Peso
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
HUF = Hungarian Forint
IDR = Indonesian Rupiah
ILS = Israeli Sheqel
INR = Indian Rupee
JPY = Japanese Yen
KRW = Korean Won
MXN = Mexican Peso
NZD = New Zealand Dollar
PLN = Polish Zloty
RUB = Russian Ruble
SEK = Swedish Krona
SGD = Singapore Dollar
SKK = Slovakian Koruna
THB = Thailand Baht
TRL = Turkish Lira
TWD = Taiwan Dollar
UYU = Uruguayan Peso
ZAR = South African Rand

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                        $534,158,575
                                      ------------
Gross unrealized appreciation          $24,687,092
                                      ------------
Gross unrealized depreciation           (8,530,903)
                                      ------------
Net unrealized appreciation            $16,156,189
                                      ------------

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts and futures contracts.The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                             NET UNREALIZED
                                 CONTRACTS TO                                                 CONTRACTS       APPRECIATION
SETTLEMENT DATE                DELIVER/RECEIVE              IN EXCHANGE FOR                   AT VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

SALES
-----

    8/16/04                        AUD 1,187,907                $830,978                        $831,243             $(265)
    8/16/04                       DKK 20,792,857               3,377,602                       3,360,980            16,622
8/4/04-10/6/04                    EUR 105,212,439            127,215,288                     126,439,710           775,578
8/16/04-8/17/04                    GBP 1,096,933               2,020,051                       1,992,469            27,582
 8/2/04-8/6/04                     MXN 1,151,259                 100,754                         100,798               (44)
    8/9/04                         NZD 6,897,183               4,334,632                       4,380,130           (45,498)
    8/16/04                         PLN 723,586                  200,000                         198,227             1,773
    8/16/04                        SEK 4,465,102                 586,370                         581,279             5,091
    8/2/04                      TRL 605,068,000,000              409,660                         411,621            (1,961)
    8/16/04                        ZAR 2,147,891                 345,499                         344,558               941
                                                            --------------------------------------------------------------
                                                            $139,420,834                    $138,641,015          $779,819
                                                            ==============================================================
PURCHASES
---------

    8/6/04                          ARS 368,000                 $124,031                        $123,471             $(560)
    8/16/04                         BRL 459,800                  150,000                         151,488             1,488
    8/9/04                        CLP 104,250,000                165,160                         162,098            (3,062)
    6/1/05                         CNY 1,830,988                 227,198                         223,689            (3,509)
    8/12/04                       COP 270,050,000                100,803                         103,153             2,350
    8/27/04                        CZK 9,798,022                 375,893                         370,885            (5,008)
8/4/04-10/6/04                    EUR 34,721,224              42,069,299                      41,738,792          (330,507)
    8/17/04                         GBP 740,000                1,370,055                       1,344,116           (25,939)
    8/30/04                       HUF 67,921,760                 327,026                         325,889            (1,137)
    8/30/04                       IDR 978,400,000                106,547                         106,423              (124)
    8/31/04                        ILS 1,276,152                 280,925                         281,936             1,011
    8/26/04                        INR 4,650,000                 100,000                         100,044                44
    8/11/04                       JPY 798,456,822              7,301,625                       7,181,713          (119,912)
8/12/04-8/26/04                   KRW 245,475,000                211,986                         209,458            (2,528)
 8/2/04-8/6/04                     MXN 8,257,381                 712,219                         722,770            10,551
8/16/04-8/30/04                    PLN 2,279,253                 616,674                         624,312             7,638
    8/19/04                        RUB 2,915,000                 100,000                          99,963               (37)
    8/16/04                       SEK 14,478,552               1,929,086                       1,884,858           (44,228)
    8/16/04                         SGD 896,225                  528,778                         521,250            (7,528)
8/9/04-8/16/04                     SKK 8,158,369                 253,485                         244,412            (9,073)
    8/19/04                        THB 4,069,000                  99,804                          98,477            (1,327)
 8/2/04-9/2/04                 TRL 1,265,367,000,000             864,911                         856,982            (7,929)
    8/19/04                        TWD 3,385,000                 100,000                          99,628              (372)
8/16/04-9/3/04                     ZAR 2,955,932                 480,521                         473,778            (6,743)
                                                            --------------------------------------------------------------
                                                             $58,596,026                     $58,049,585         $(546,441)
                                                            ==============================================================

At July 31, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $63, 336 with Merrill Lynch International.

At July 31, 2004, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                                                      Unrealized
Description                         Expiration              Contracts                  Position                       Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year         September 2004          136                        Short                          $(431,501)
U.S. Treasury Notes 2 Year          September 2004          243                        Short                          (430,383)
                                                                                                                      ---------
                                                                                                                      $(861,884)
                                                                                                                      =========

At July 31, 2004, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) RESTRICTED SECURITIES

The trust may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31, 2004, the trust owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.03% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The trust does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                     Date of           Share/Principal
Description                         Acquisition             Amount                     Cost                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V.      4/13/03                 128,000                    $139,853                       $141,440




(C) 2004 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.